Intangible Assets - Intangible Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	14 years 6 months	14 years 6 months	10 years 9 months 18 days
Gross Intangible Assets	$ 7,675	$ 7,675	$ 20,572
Accumulated Amortization	(5,306)	(5,168)	(10,233)
Net Intangible Assets	$ 2,369	$ 2,507	$ 10,339
Trade and domain names
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	15 years	15 years	14 years 4 months 24 days
Gross Intangible Assets	$ 7,256	$ 7,256	$ 7,635
Accumulated Amortization	(5,128)	(5,008)	(4,699)
Net Intangible Assets	$ 2,128	$ 2,248	$ 2,936
Software technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	5 years	5 years	6 years 10 months 24 days
Gross Intangible Assets	$ 249	$ 249	$ 7,516
Accumulated Amortization	(125)	(112)	(4,413)
Net Intangible Assets	$ 124	$ 137	$ 3,103
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Years)	8 years	8 years	11 years 6 months
Gross Intangible Assets	$ 170	$ 170	$ 5,211
Accumulated Amortization	(53)	(48)	(921)
Net Intangible Assets	$ 117	$ 122	$ 4,290